Provision for Site Reclamation (Tables)	12 Months Ended
Dec. 31, 2020
RSM [Member]
Schedule of Provision Site Reclamation

Railroad-Pinion
Project
$
Balance as at December 31, 2018	1,004,499
Foreign exchange adjustment	(48,343)
Accretion expense for the year	8,804
Balance as at December 31, 2019	964,960
Change in estimate	1,078,871
Foreign exchange adjustment	(71,958)
Accretion expense for the year	13,648
Balance as at December 31, 2020	1,985,521